Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	kr 25,998	kr 22,706
Included in the income statement
Current service cost	1,977	1,602
Past service cost and gains and losses on settlements	(266)	100
Interest cost/income (+/–)	639	284
Taxes and administrative expenses	49	132
Other	1	(4)
Components of defined benefit cost recognized	2,400	2,114
Remeasurements
Return on plan assets excluding amounts in interest expense/income	(5,758)	3,016
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	(775)	(124)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	12,443	261
Experience-based gains/losses (–/+)	(126)	(613)
Total remeasurements	5,784	2,540
Translation difference	3	276
Contributions and payments from:
Employers	(1,504)	(1,497)
Plan participants	2	7
Settlements	(35)	(128)
Business combinations and divestments	127	(20)
Closing balance	32,775	25,998
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	90,320	87,645
Included in the income statement
Current service cost	1,977	1,602
Past service cost and gains and losses on settlements	(266)	100
Interest cost/income (+/–)	2,577	2,196
Taxes and administrative expenses		78
Other	(1)	(6)
Components of defined benefit cost recognized	4,287	3,970
Remeasurements
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	(775)	(124)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	12,443	261
Experience-based gains/losses (–/+)	(126)	(613)
Total remeasurements	11,542	(476)
Translation difference	2,079	2,659
Contributions and payments from:
Employers	(1,183)	(984)
Plan participants	28	28
Benefit payments	(2,044)	(2,357)
Settlements	(2,722)	(145)
Business combinations and divestments	127	(20)
Closing balance	102,434	90,320
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	(64,322)	(64,939)
Included in the income statement
Interest cost/income (+/–)	(1,938)	(1,912)
Taxes and administrative expenses	49	54
Other	2	2
Components of defined benefit cost recognized	(1,887)	(1,856)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	(5,758)	3,016
Total remeasurements	(5,758)	3,016
Translation difference	(2,076)	(2,383)
Contributions and payments from:
Employers	(321)	(513)
Plan participants	(26)	(21)
Benefit payments	2,044	2,357
Settlements	2,687	17
Closing balance	kr (69,659)	kr (64,322)